DEBT AGREEMENTS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 07, 2024	Aug. 03, 2023	Mar. 02, 2023	Feb. 27, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenue Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans	$ 18,000		$ 120,000
Underwriting and original fees	2,000		7,200
Payments for loans	29,980		$ 169,200
Number of installments			36
Periodic payment	$ 428		$ 4,700
Interest rate	9.00%		10.00%
Repayment of loan					$ 5,630
Fixed default penalty	$ 2,500
Revenue Purchase Agreement 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans		$ 57,000
Underwriting and original fees		3,000
Payments for loans		84,000
Periodic payment		$ 3,231
Interest rate		22.00%
Repayment of loan					39,284
Fixed default penalty		$ 2,500
Revenue Purchase Agreement 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans				$ 18,000
Underwriting and original fees				2,000
Payments for loans				29,980
Periodic payment				$ 428
Interest rate				9.00%
Strata Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowing amount					$ 87,500	$ 50,000